UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001
                                               ---------------------------------

Check here if Amendment [ ];       Amendment Number:
This Amendment (Check only one.):  [ ]  is a restatement
                                   [ ]  adds new holdings to entries.

Institutional Investment Manager Filing This Report:

Name:     Westport Advisers LLC
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Address:  253 Riverside Avenue
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          Westport, CT  06880
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

13F File Number: 028- 04939
                     --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ronald H. Oliver
          ----------------------------------------------------------------------
Title:    Managing Member
          ----------------------------------------------------------------------
Phone:    203-227-3601
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Ronald H. Oliver            Westport, Connecticut          November 7, 2001
-----------------------------   ----------------------------   -----------------

Report Type  (Check only one):

[x]  13F Holdings Report
[ ]  13F Notice
[ ]  13F Combination Report

List of Other Managers Reporting for this Manager:

I am signing  this  report as required by the  Securities  Exchange  Act of 1934

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                         ---------------------
Form 13F Information Table Entry Total:   83
                                         ---------------------
Form 13F Information Table Value Total:   $ 529,227
                                         ---------------------
                                               (x$1,000)

List of Included Managers:

   Andrew J. Knuth     Westport Advisers, LLC
   Edmund H. Nicklin   Westport Advisers, LLC

List of Other Included Managers:
   No.       13F File Number                Name
   ---       ---------------                ----

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                          Form 13F INFORMATIONAL TABLE

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        COLUMN 1               COLUMN 2        COLUMN 3   COLUMN 4     COLUMN 5          COLUMN 6   COLUMN 7         COLUMN 8
     NAME OF ISSUER             TITLE           CUSIP      VALUE    SHRS OR  SH/  PR/   INVESTMENT   OTHER       VOTING AUTHORITY
                                 OF                       (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED    NONE
                                CLASS
------------------------------------------------------------------------------------------------------------------------------------
AAR Corp.                        COM          000361105     2173       271250      SH    Sole                 271250
Alpha Industries, Inc.           COM          020753109     3245       167550      SH    Sole                 167550
American Management Systems, I   COM          027352103    12629      1051500      SH    Sole                1051500
AmerisourceBergen Corp.          COM          03073E105     3896        54908      SH    Sole                  54908
Anadarko Petroleum Corp.         COM          032511107      288         6000      SH    Sole                   6000
Applebees International Inc.     COM          037899101     2655        90000      SH    Sole                  90000
Arbitron Inc.                    COM          03875Q108     6305       241000      SH    Sole                 241000
Ariba, Inc.                      COM          04033V104     1395       750000      SH    Sole                 750000
Aspen Technology Inc.            COM          045327103     5950       595000      SH    Sole                 595000
BankUnited Financial Corp. - C   COM          06652B103     5171       352500      SH    Sole                 352500
Beasley Broadcast Group, Inc.    COM          074014101     4049       395000      SH    Sole                 395000
Big Lots Inc.                    COM          089302103     4048       488306      SH    Sole                 488306
Bristol-Myers Squibb Company     COM          110122108      333         6000      SH    Sole                   6000
C&D Technologies, Inc.           COM          124661109     4160       226100      SH    Sole                 226100
CH Energy Group, Inc.            COM          12541M102     5509       135700      SH    Sole                 135700
Cardinal Health Inc.             COM          14149Y108     5413        73194      SH    Sole                  73194
Ceridian Corp.                   COM          15677T106     9425       650000      SH    Sole                 650000
Checkpoint Systems, Inc.         COM          162825103     2794       255600      SH    Sole                 255600
Computer Associates Internatio   COM          204912109    17722       688500      SH    Sole                 688500
Conexant Systems, Inc.           COM          207142100     6598       795000      SH    Sole                 795000
Cox Radio, Inc. - Class A        COM          224051102    16739       829900      SH    Sole                 829900
Cullen/Frost Bankers Inc.        COM          229899109      674        25000      SH    Sole                  25000
Devon Energy Corp.               COM          25179M103     7457       216780      SH    Sole                 216780
Downey Financial Corp.           COM          261018105     5296       120000      SH    Sole                 120000
DuPont Photomasks, Inc.          COM          26613X101     7634       274800      SH    Sole                 274800
Duane Reade, Inc.                COM          263578106     8844       294800      SH    Sole                 294800
EGL Incorporated                 COM          268484102     2622       295550      SH    Sole                 295550
El Paso Electric Company         COM          283677854    11281       857850      SH    Sole                 857850
Emmis Communications Corp.       COM          291525103     6436       446300      SH    Sole                 446300
Fairchild Semiconductor Corp.    COM          303726103      481        30000      SH    Sole                  30000
FedEx Corp.                      COM          31428X106      276         7500      SH    Sole                   7500
Firepond Inc.                    COM          318224102      114       243000      SH    Sole                 243000
First Essex Bancorp, Inc.        COM          320103104    10945       416950      SH    Sole                 416950
Florida East Coast Industries    COM          340632207     4396       203515      SH    Sole                 203515
Gaylord Entertainment Company    COM          367905106     4969       247200      SH    Sole                 247200
General Communications, Inc.     COM          369385109     8313       687000      SH    Sole                 687000
Harbor Florida Bancshares, Inc   COM          411901101     2877       161000      SH    Sole                 161000
Helmerich & Payne                COM          423452101      261        10000      SH    Sole                  10000
Houston Exploration Company      COM          442120101     7757       312800      SH    Sole                 312800
IMS Health Inc.                  COM          449934108    26929      1075000      SH    Sole                1075000
ITT Educational Services, Inc.   COM          45068B109    11955       373600      SH    Sole                 373600
Insight Communications Company   COM          45768V108    13573       737675      SH    Sole                 737675
J.D. Edwards & Company           COM          281667105     8317      1168100      SH    Sole                1168100
JLG Industries, Inc.             COM          462210101     3475       379400      SH    Sole                 379400
Lincare Holdings Inc.            COM          532791100      638        24000      SH    Sole                  24000
MRO Software, Inc.               COM          55347W105     4988       489000      SH    Sole                 489000
Map Info Corp.                   COM          565105103     2951       404300      SH    Sole                 404300
MatrixOne, Inc.                  COM          57685P304     1540       283000      SH    Sole                 283000
Outback Steakhouse, Inc.         COM          689899102     1793        70000      SH    Sole                  70000
Owens & Minor, Inc.              COM          690732102     5791       285250      SH    Sole                 285250
Parametric Technology Corp.      COM          699173100      234        45000      SH    Sole                  45000
People's Bank                    COM          710198102     4467       201200      SH    Sole                 201200
Perot Systems Corp.              COM          714265105     9632       596400      SH    Sole                 596400
Pogo Producing Company           COM          730448107     9628       409700      SH    Sole                 409700
Praxair, Inc.                    COM          74005P104      420        10000      SH    Sole                  10000
Precision Castparts Corp.        COM          740189105    11455       516000      SH    Sole                 516000
Priority Healthcare Corp.        COM          74264T102    12822       534250      SH    Sole                 534250
Pure Resources Inc.              COM          7.46E+106     8741       548000      SH    Sole                 548000
Rational Software Corp.          COM          75409P202     1862       215000      SH    Sole                 215000
Reynolds & Reynolds, Inc.        COM          761695105     7400       317600      SH    Sole                 317600
Rockwell Collins, Inc.           COM          774341101      497        35000      SH    Sole                  35000
Rogers Corp.                     COM          775133101     2878       102400      SH    Sole                 102400
Ruby Tuesday, Inc.               COM          781182100    13976       890200      SH    Sole                 890200
Saks Inc.                        COM          79377w108     5090      1018000      SH    Sole                1018000
Salem Communications Corp.       COM          794093104     8243       422700      SH    Sole                 422700
Schering Plough Corp.            COM          806605101      594        16000      SH    Sole                  16000
Seacoast Financial Services Co   COM          81170Q106     3560       239425      SH    Sole                 239425
Sensormatic Electronics, Corp.   COM          817265101    12186       516800      SH    Sole                 516800
Southwestern Energy Company      COM          845467109     7964       672100      SH    Sole                 672100
St. Joe Company                  COM          790148100     7326       283400      SH    Sole                 283400
Staten Island Bancorp Inc.       COM          857550107     1972        80000      SH    Sole                  80000
Sterling Financial Corp.         COM          859319105     4265       293140      SH    Sole                 293140
Synavant, Inc.                   COM          87157A105     3832      1277250      SH    Sole                1277250
Synopsys, Inc.                   COM          871607107    13308       331800      SH    Sole                 331800
Texas Instruments, Inc.          COM          882508104     5533       221512      SH    Sole                 221512
The Pittston Company             COM          725701106     3077       170007      SH    Sole                 170007
The South Financial Group, Inc   COM          837841105     1503        94900      SH    Sole                  94900
Triad Hospitals, Inc.            COM          895779K10     9072       256276      SH    Sole                 256276
Universal Health Services, Inc   COM          913903100    30861       632400      SH    Sole                 632400
Volt Information Sciences, Inc   COM          928703107     1922       160412      SH    Sole                 160412
Westvaco Corp.                   COM          961548104      206         8000      SH    Sole                   8000
Whitehall Jewellers, Inc.        COM          965063100     1388       149250      SH    Sole                 149250
iShares Russell 2000 Index Fun   COM          464287655    30235       377000      SH    Sole                 377000